Summary of Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Detail) - $ / shares shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Basic common shares outstanding	442.6	441.9	441.2
Dilutive effect of stock awards	1.5	1.1	1.1
Diluted common shares outstanding	444.1	443.0	442.3
Net income per share - basic	$ 0.55	$ 0.52	$ 0.33
Net income per share - diluted	$ 0.54	$ 0.52	$ 0.33